Stock Options, Stock Appreciation Rights and Warrants (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,562,000	4,724,000		4,728,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	3,107,000
Stock Option [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,562,000	4,724,000	4,724,000	4,728,000	3,275,000
Number Exercisable	4,562,000	4,724,000	4,724,000	4,728,000
Exercise Price	$ 2.00	$ 1.98	$ 1.98	$ 1.98	$ 1.97
Stock Option [Member] | Year Granted 2007 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		160,000
Number Exercisable		160,000
Exercise Price		$ 1.25
Expiration Date		Mar. 31, 2017
Stock Option [Member] | Year Granted 2008 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	150,000	150,000
Number Exercisable	150,000	150,000
Exercise Price	$ 2.60	$ 2.60
Expiration Date	Sep. 23, 2018	Sep. 23, 2018
Stock Option [Member] | Year Granted 2012 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,965,000	1,965,000
Number Exercisable	1,965,000	1,965,000
Exercise Price	$ 1.70	$ 1.70
Expiration Date	Dec. 31, 2017	Dec. 31, 2017
Stock Option [Member] | Year Granted 2012 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		2,000
Number Exercisable		2,000
Exercise Price		$ 1.70
Expiration Date		Apr. 12, 2017
Stock Option [Member] | Year Granted 2013 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000	2,000
Number Exercisable	2,000	2,000
Exercise Price	$ 1.38	$ 1.38
Expiration Date	Jan. 14, 2018	Jan. 14, 2018
Stock Option [Member] | Year Granted 2014 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	40,000	40,000
Number Exercisable	40,000	40,000
Exercise Price	$ 1.80	$ 1.80
Expiration Date	Mar. 27, 2019	Mar. 27, 2019
Stock Option [Member] | Year Granted 2014 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	950,000	950,000
Number Exercisable	950,000	950,000
Exercise Price	$ 2.55	$ 2.55
Expiration Date	Dec. 31, 2017	Dec. 31, 2017
Stock Option [Member] | Year Granted 2015 [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,455,000	1,455,000
Number Exercisable	1,455,000	1,455,000
Exercise Price	$ 2.00	$ 2.00
Expiration Date	Dec. 31, 2017	Dec. 31, 2017